Document and Entity Information	Dec. 12, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001786205
Document Type	8-K
Document Period End Date	Dec. 12, 2022
Entity Registrant Name	Arcellx, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41259
Entity Tax Identification Number	47-2855917
Entity Address, Address Line One	25 West Watkins Mill Road
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
City Area Code	(240)
Local Phone Number	327-0603
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ACLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false